INVESTMENTS - Additional Information (Details) - BRL (R$)		1 Months Ended			7 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	May 31, 2025	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Apr. 30, 2024
Investments
Business combination						R$ 452,938,000
Business combination						659,260,000
Financial compensation for transfer of minority interest			R$ 196,609,000
Mata de Santa Genebra Transmissão S.A.
Investments
Transfer of minority interest			49.90%
Mauá Hydroelectric Plant
Investments
Transfer of minority interest			49.00%
Eletronet S.A.
Investments
Control of acquired, percentage	51.00%			51.00%			49.00%
Percentage of equity interest /Percentage of participation				100.00%
Business combination	R$ 452,938,000
Business combination	71,776,000
Cash transferred	R$ 329,068,000			R$ 329,068,000
Percentage of voting equity interests previously held	49.00%			49.00%
Acquisitions through business combinations, divestments results	R$ 257,109,000			R$ 257,109,000
Acquisitions through business combinations, net operating revenue	146,664,000			146,664,000
Acquisitions through business combinations, net income	131,535,000			R$ 131,535,000
Increase in revenue	69,105,000
Increase (decrease) in profit	R$ (16,019,000)
UHE Colíder - AXIA Energia
Investments
Gains (losses) on disposals of investments			R$ 157,840,000
Losses on disposals of investments			131,870,000
Gain on disposals			289,710,000
Daily charge per concession term extension			17,200,000
Losses from judicial disputes, indemnification limit amount			R$ 250,000,000
Revenue since acquisition date		R$ 227,552,000
Profit/Loss since acquisition date					R$ 45,098,000
Increase in revenue of acquiree if combination occurred at beginning of period						116,987,000
Increase in profit (loss) of combined entity as if combination occurred at beginning of period						R$ 35,711,000